Income Tax (Details) - Schedule of cumulative net operating losses carried forward - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Less from discontinued operation of PRC			$ (127,171)
Total cumulative net operating loss carry-forward from continuing operation	512,122	490,150	889,904
PRC Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation	508,737	445,060	424,478
HK Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation		45,090	338,255
Singapore Region [Member]
Operating Loss Carryforwards [Line Items]
Total cumulative net operating loss carry-forward before discontinued operation	$ 3,385